Related party transactions	12 Months Ended
Dec. 31, 2017
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
19. Related party transactions

In 2016 and 2017, the Company entered into a series of business arrangements with certain entities in which Mr. Robert W. Roche, a major shareholder, a director, and the executive chairman of Acorn International, owns substantial equity interests. The table below sets forth major related parties and their relationships with the Company:

Company Name	Relationship with the Company

Dreamstart (Hong Kong) Ltd., (“Dreamstart”)	Affiliate of Mr. Roche
IS Seafood	Affiliate of Mr. Roche
China Branding Group (“ CBG”)	Affiliate of the Company
JG Fashion Group LLC (“JG Fashion”)	Affiliate of Mr. Roche
Ryecor China Investment Limited (“Ryecor”)	Affiliate of Mr. Roche
Acorn Composite Corporation (“Acorn Composite”)	Affiliate of Mr. Roche
Lu&co Consultancy Co., Ltd. (“Lu&co”)	Affiliate of VP of the Company
Dragon Law Limited (“Dragon Law”)	Affiliate of CEO of the Company
URBN Hotels & Resorts (“URBN Hotels”)	Affiliate of Mr. Roche
Jia He Hotel	Affiliate of Mr. Roche
Cachet Hotel Group (“Cachet Hotel”)	Affiliate of Mr. Roche

Details of the transactions for the years ended December 31, 2015, 2016 and 2017 were as follows:

	For the years ended December 31,
	2015	2016	2017
Dreamstart	$1,611,256	$454,845	$—
CBG	$208,330	$—	$—
JG Fashion	$207,461	$—	$—
Lu&co	$9,402	$10,675	$—
Acorn Composite	$—	$924,757	$—
IS Seafood	$—	$22,810	$2,656
Dragon Law	$2,026	$2,785	$—
URBN Hotels	$—	$2,820	$3,949
Jia He Hotel	$—	$2,513	$4,874
Cachet hotel	$—	$1,307	$619

During 2015, 2016 and 2017, the Company paid $1.6 million, $0.5 million and nil respectively to Dreamstart for the use of the call center management system.

In 2015, the Company received advertising production and celebrity endorsement services from CBG and paid $0.2 million.

Lu&co, a company wholly owned by Ms. Jan Jie Lu, Business Operation Vice President of the Company, entered into a consultancy agreement with the Company on September 1, 2015 prior to Ms. Lu joining the Company. Under the agreement, the Company should pay Lu&co consultancy fees of RMB15,000 per month for a term of 12 months. The agreement remained in effective after Ms. Lu became an employee of the Company. In 2016, the Company paid $10,675 to Lu&co. The agreement was terminated in 2017.

In 2015, the Company purchased fashion accessories such as shoes and handbags for Internet sales from JG Fashion and paid $207,461.

In 2016 and 2017, the Company purchased seafood such as cod, lobster, halibut and scampi which originated from Iceland for Internet sales from IS Food and paid $22,810 and $2,656, respectively.

In 2015 and 2016, the Company paid $2,026 and $2,785 respectively to Dragon Law for law service.

In 2016 and 2017, the Company sold $2,820 and $3,949 respectively to UBRN hotels, $2,513 and $4,874 respectively, to Jia He hotel, and $1,307 and $619 respectively, to Cachet Hotel for hotel uniforms.

As of December 31, 2016 and 2017, the balance due from and due to related parties were as follows:

	December 31,
	2016	2017
Other receivables - Mr. Robert W. Roche	$—	$13,862
Other receivables - IS seafood	$—	$6,042
Other receivables - Cachet Hotel	$—	$3,628,415
Account payable - IS seafood	$15,537	$—
Other receivables - URBN Hotels	$3,171	$—

Mr. Roche has incurred certain costs amounting to $ 924,757 on behalf and for the benefit of the Company for the purpose of securing the commercial and business interests of the Company during 2015 when Mr. Roche and Mr. Don Dongjie Yang (Ex-CEO), as well as various other shareholders, were involved in an ongoing dispute with each other for control of the Company’s strategic direction and the Company’s board of directors. The nature of the costs included the payroll and travelling expenses. Upon settlement of the dispute, the Company’s board of directors approved to reimburse these costs and the Company accrued the liability due to Mr. Roche and recorded the amount in general and administrative expense for the year ended of December 31, 2015. The Company paid the amount in full in 2016.

In November 2017, the Company entered into a Strategic Cooperation Framework Agreement (the “Framework Agreement”) with Cachet Hotel, which is part of the Roche Enterprises Limited of companies. Roche Enterprises Limited is owned by Acorn International’s Executive Chairman, Mr. Robert Roche and Mr. Roche is the Executive Chairman and the majority shareholder of Cachet. The Framework Agreement was personally guaranteed by Mr. Roche.

Under the Strategic Framework Agreement, Acorn will become Cachet Hotel’s preferred supplier for sourcing of all amenities, textiles, other hotel goods as well as various furniture, fixtures and equipment for the hotels, restaurants, clubs and other types of properties managed by Cachet, subject to Acorn’s ability to procure the products satisfying Cachet’s requirements on commercially reasonable terms. Best efforts will be used to ensure that the owners of these properties purchase their products from Acorn.

The Framework Agreement also provides a credit facility for the Company to loan to Cachet up to $10.0 million at an interest rate of 8% per annum for amounts borrowed in USD and 10% for amounts borrowed in RMB, with each drawdown subject to the Company’s consent in its sole and absolute discretion. The facility has a three-year term with two one-year renewal options. As of December 31, 2017, the Company provided the loan advances of $3,628,415 as a loan to a related party on the consolidated balance sheets.